AQUILA TAX-FREE TRUST OF ARIZONA

SCHEDULE OF INVESTMENTS

June 30, 2022

(unaudited)

Principal Amount	General Obligation Bonds (39.6%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City (3.9%)

	Buckeye Jackrabbit Trail Sanitary Sewer Improvement District
$ 199,000	6.250%, 01/01/29	NR/A-/NR	$ 203,597

	Gilbert Improvement District No. 20
585,000	5.100%, 01/01/29	Aa1/AA-/NR	595,682

	Goodyear McDowell Road Commercial Corridor Improvement District
840,000	3.250%, 01/01/27 BAMAC Insured	Aa2/AA/NR	869,148

	Mesa, Arizona
425,000	4.000%, 07/01/32	Aa2/AA/AAA	443,403
425,000	4.000%, 07/01/33	Aa2/AA/AAA	442,106
450,000	4.000%, 07/01/34	Aa2/AA/AAA	463,577

	Phoenix, Arizona
3,000,000	5.000%, 07/01/27	Aa1/AA+/AAA	3,378,690

	Scottsdale, Arizona
500,000	4.000%, 07/01/34	Aaa/AAA/AAA	522,105

	Tempe Improvement District (Pier Town Lake)
1,000,000	5.000%, 01/01/29	Aa2/NR/NR	1,014,660

	Tolleson, Arizona
1,000,000	4.000%, 07/01/38	NR/AA/AAA	1,012,730

	Total City		8,945,698

	Community College (1.1%)

	Pinal Co. Community College District
500,000	4.000%, 07/01/33	NR/AA-/NR	533,180
1,000,000	3.000%, 07/01/34	NR/AA-/NR	953,070

	Yuma/ La Paz Counties Community College District (Arizona Western College), Refunding
1,000,000	4.000%, 07/01/28 2014A	Aa3/A+/NR	1,027,170

	Total Community College		2,513,420

	County (8.8%)

	Drexel Heights Fire District
$ 100,000	3.000%, 07/01/22	NR/A+/NR	$ 100,000

	Maricopa Co. Daisy Mountain Fire District
340,000	4.000%, 07/01/27 AGMC Insured	NR/AA/NR	360,485

	Maricopa Co. Special Health Care District
2,500,000	5.000%, 07/01/25	Aa3/NR/AA-	2,692,450
2,500,000	5.000%, 07/01/26	Aa3/NR/AA-	2,736,050
3,000,000	5.000%, 07/01/32	Aa3/NR/AA-	3,318,060
1,500,000	5.000%, 07/01/34	Aa3/NR/AA-	1,651,380
4,345,000	5.000%, 07/01/34	Aa3/NR/AA-	4,901,681

	Yavapai Co. Jail District
1,180,000	5.000%, 07/01/30 BAMAC Insured	NR/AA/AA	1,337,672
1,650,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/AA	1,726,313

	Yuma Co. Free Library District
1,000,000	4.000%, 07/01/29	Aa3/NR/AAA	1,040,380

	Total County		19,864,471

	School District (23.2%)

	Buckeye Union High School District No. 201
1,000,000	5.000%, 07/01/33 AGMC Insured	NR/AA/NR	1,067,130
500,000	5.000%, 07/01/36 BAMAC Insured	NR/AA/NR	547,550

	Gila Co. Unified School District No. 10 (Payson)
1,000,000	5.000%, 07/01/28	Aa2/NR/NR	1,054,300

	Glendale Union High School District No. 205
525,000	5.000%, 07/01/27 BAMAC Insured	NR/AA/NR	540,288

	Maricopa Co. Elementary School District No. 1 (Phoenix)
500,000	4.000%, 07/01/31 BAMAC Insured	NR/AA/NR	523,590
460,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	480,304

	Maricopa Co. Elementary School District No. 2 (Riverside)
1,000,000	5.000%, 07/01/30 BAMAC Insured	NR/AA/NR	1,133,620

	Maricopa Co. Elementary School District No. 3 (Tempe)
500,000	5.000%, 07/01/30	Aa1/NR/NR	555,885
5,615,000	5.000%, 07/01/31	Aa1/NR/NR	6,260,500

	Maricopa Co. Elementary School District No. 8 (Osborn)
500,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	551,455

	Maricopa Co. Elementary School District No. 25 (Liberty)
350,000	4.000%, 07/01/35 AGMC Insured	NR/AA/NR	365,880
300,000	4.000%, 07/01/36 AGMC Insured	NR/AA/NR	313,137
375,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	389,449

	Maricopa Co. Elementary School District No. 40 (Glendale)
$ 2,050,000	2.000%, 07/01/35 AGMC Insured	NR/AA/AA+	$ 1,647,155

	Maricopa Co. Elementary School District No. 62 (Union)
315,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	334,791
580,000	4.000%, 07/01/32 BAMAC Insured	NR/AA/NR	612,207
300,000	4.000%, 07/01/33 BAMAC Insured	NR/AA/NR	315,870
375,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/NR	394,238

	Maricopa Co. High School District No. 210 (Phoenix)
500,000	4.000%, 07/01/26	Aa1/AA/AAA	525,475

	Maricopa Co. High School District No. 214 (Tolleson)
2,090,000	5.000%, 07/01/29	Aa1/AA/NR	2,396,122
1,000,000	5.000%, 07/01/30	Aa1/AA/NR	1,158,390
825,000	4.000%, 07/01/34	Aa1/AA/NR	865,838
200,000	3.000%, 07/01/35	Aa1/AA/NR	185,414

	Maricopa Co. Unified School District No. 4 (Mesa)
4,000,000	5.000%, 07/01/29	Aa2/AA-/NR	4,599,640

	Maricopa Co. Unified School District No. 11 (Peoria)
1,500,000	4.000%, 07/01/25	Aa3/AA-/NR	1,502,025
675,000	4.500%, 07/01/33 AGMC Insured	Aa3/AA/NR	710,478

	Maricopa Co. Unified School District No. 24 (Gila Bend)
70,000	5.500%, 07/01/22	NR/NR/NR*	70,000

	Maricopa Co. Unified School District No. 41 (Gilbert)
3,000,000	5.000%, 07/01/26	Aa1/AA-/NR	3,297,600

	Maricopa Co. Unified School District No. 60 (Higley)
1,615,000	5.000%, 07/01/29	Aa2/AA-/NR	1,700,434

	Maricopa Co. Unified School District No. 66 (Roosevelt)
910,000	4.000%, 07/01/31 BAMAC Insured	A1/AA/NR	956,383

	Maricopa Co. Unified School District No. 69 (Paradise Valley)
1,500,000	5.000%, 07/01/27	Aa1/NR/AAA	1,678,080
1,000,000	5.000%, 07/01/30	Aa1/NR/AAA	1,162,270
425,000	4.000%, 07/01/35	Aa1/NR/AAA	445,179
300,000	3.000%, 07/01/36	Aa1/NR/AAA	277,275

	Maricopa Co. Unified School District No. 80 (Chandler)
545,000	4.000%, 07/01/36	Aaa/AA/NR	570,304

	Maricopa Co. Unified School District No. 89 (Dysart)
500,000	4.000%, 07/01/28	NR/A+/AAA	513,880

	Maricopa Co. Unified School District No. 90 (Saddle Mountain)
1,350,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,528,646

	Mohave Co. Unified School District No. 1 (Lake Havasu)
500,000	5.000%, 07/01/35	Aa1/NR/NR	548,035

	Navajo Co. Unified School District No. 10 (Show Low)
$ 500,000	4.000%, 07/01/31 AGMC Insured	NR/AA/NR	$ 523,115

	Navajo Co. Unified School District No. 32 (Blue Ridge)
400,000	5.000%, 07/01/29 AGMC Insured	NR/AA/NR	443,524

	Pima Co. Unified School District No. 6 (Marana)
1,250,000	5.000%, 07/01/25	NR/A/NR	1,272,213
950,000	5.250%, 07/01/25 AGMC Insured	NR/AA/NR	968,041
1,000,000	4.250%, 07/01/32 AGMC Insured	NR/AA/NR	1,039,270
1,000,000	4.000%, 07/01/37 AGMC Insured	NR/AA/NR	1,028,410

	Pima Co. Unified School District No. 8 (Flowing Wells)
1,000,000	4.500%, 07/01/37 AGMC Insured	NR/AA/NR	1,070,610
250,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	266,868
250,000	4.000%, 07/01/29 BAMAC Insured	NR/AA/NR	267,493

	Pima Co. Unified School District No. 12 (Sunnyside)
1,050,000	4.000%, 07/01/28 BAMAC Insured	NR/AA/NR	1,066,947

	Pima Co. Unified School District No. 20 (Vail)
700,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	788,494

	Santa Cruz Co. Unified School District No. 35 (Santa Cruz Valley)
300,000	3.000%, 07/01/36 AGMC Insured	NR/AA/NR	285,000

	Western Maricopa Education Center District No. 402
1,200,000	4.000%, 07/01/28	NR/AA-/NR	1,220,664

	Yavapai Co. Elementary School District No. 6 (Cottonwood-Oak Creek)
720,000	5.000%, 07/01/34 BAMAC Insured	A2/AA/NR	767,477

	Total School District		52,786,943

	Special District (2.6%)

	Eastmark Community Facilities District No. 1
345,000	4.000%, 07/15/33 AGMC Insured	NR/AA/NR	357,624
360,000	4.000%, 07/15/34 AGMC Insured	NR/AA/NR	372,607

	Estrella Mountain Ranch Community Facilities District
155,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	170,334

	Festival Ranch Community Facilities District
950,000	5.000%, 07/15/37 BAMAC Insured	NR/AA/NR	1,025,326
750,000	5.000%, 07/15/38 BAMAC Insured	NR/AA/NR	808,238

	Goodyear Community Facilities Utilities District No. 1
500,000	4.000%, 07/15/28	A1/A-/NR	511,815
460,000	4.000%, 07/15/32	A1/A-/NR	473,593

	Merrill Ranch Community Facilities District #2
680,000	6.750%, 07/15/38	NR/BBB/NR	705,044

	Verrado Community Facilities Utilities District No. 1
$ 500,000	6.000%, 07/15/33 144A	NR/NR/NR*	$ 501,415

	Vistancia Community Facilities District
850,000	4.000%, 07/15/25 BAMAC Insured	A1/AA/NR	891,429

	Total Special District		5,817,425

	Total General Obligation Bonds		89,927,957

	Revenue Bonds (53.7%)

	Airport (6.8%)

	Phoenix Civic Improvement Corp. Airport Bonds
5,000,000	4.000%, 07/01/40	A1/A/NR	4,949,950
2,595,000	5.000%, 07/01/27 AMT	Aa3/A+/NR	2,851,879
185,000	5.000%, 07/01/30 AMT	Aa3/A+/NR	199,217
3,850,000	5.000%, 07/01/31 AMT	Aa3/A+/NR	4,131,320
2,900,000	5.000%, 07/01/31 AMT	Aa3/A+/NR	3,150,270
200,000	5.000%, 07/01/33 AMT	Aa3/A+/NR	214,910

	Total Airport		15,497,546

	Charter Schools (3.6%)

	Arizona Industrial Development Authority (Basis Schools)
240,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	253,126

	Arizona Industrial Development Authority (Candeo Schools)
500,000	3.375%, 07/01/41 State Enhanced	NR/AA-/NR	441,865

	Arizona Industrial Development Authority (Equitable Schools)
1,000,000	4.000%, 11/01/36	NR/A/NR	963,510
2,000,000	4.000%, 11/01/38	NR/A/NR	1,902,840
2,000,000	4.000%, 11/01/40	NR/A/NR	1,881,000

	Arizona Industrial Development Authority (Greathearts Academies)
1,000,000	3.000%, 07/01/37 State Enhanced	NR/AA-/NR	870,930

	Maricopa Co. Industrial Development Authority (Great Hearts Arizona Projects)
250,000	5.000%, 07/01/26 State Enhanced	NR/AA-/NR	269,365
315,000	5.000%, 07/01/37 State Enhanced	NR/AA-/NR	331,645

	Phoenix Industrial Development Authority (Macombs Facility Project)
315,000	5.000%, 07/01/33	NR/BBB-/NR	324,548
325,000	4.000%, 07/01/34	NR/BBB-/NR	301,834
315,000	4.000%, 07/01/35	NR/BBB-/NR	290,320

	Phoenix Industrial Development Authority (Vista College Preparatory Projects)
430,000	5.000%, 07/01/43 State Enhanced	NR/AA-/NR	451,719

	Total Charter Schools		8,282,702

	Excise Tax (7.7%)

	Buckeye Excise Tax
$ 400,000	4.000%, 07/01/36	NR/AA/AA	$ 412,600

	Buckeye Roosevelt Street Improvement District
85,000	4.000%, 01/01/32	NR/A-/NR	85,421
110,000	4.050%, 01/01/33	NR/A-/NR	110,515

	Cottonwood Pledged Revenue Obligations
500,000	5.000%, 07/01/30 AGMC Insured	NR/AA/NR	538,490

	Flagstaff Pledged Revenue
1,395,000	4.250%, 07/01/33	NR/AA/NR	1,462,518

	Gila Co. Pledged Revenue Obligations
555,000	4.000%, 07/01/30	NR/AA/NR	590,631

	Graham Co. Jail District Revenue Pledged Obligation
1,000,000	5.000%, 07/01/35	NR/A-/NR	1,056,210

	Marana Pledged Excise Tax
275,000	4.000%, 07/01/30	NR/AA/NR	279,609
1,400,000	5.000%, 07/01/33	NR/AA/NR	1,439,228

	Phoenix Civic Improvement Corp. (Civic Plaza)
2,000,000	5.500%, 07/01/27 BHAC/FGIC Insured	Aa1/AA+/NR	2,279,100
2,000,000	5.500%, 07/01/30 BHAC/FGIC Insured	Aa1/AA+/NR	2,348,840
1,000,000	5.500%, 07/01/23 NPFG/FGIC Insured	Aa2/AA/NR	1,035,890
2,300,000	5.500%, 07/01/33 NPFG/FGIC Insured	Aa2/AA/NR	2,738,702

	Queen Creek Excise Tax & State Shared Revenue
250,000	5.000%, 08/01/30	NR/AA+/AA+	257,058

	Santa Cruz Co. Jail District
1,655,000	5.000%, 07/01/28 AGMC Insured	NR/AA/NR	1,821,261
885,000	5.000%, 07/01/31 AGMC Insured	NR/AA/NR	965,296

	Total Excise Tax		17,421,369

	Healthcare (8.0%)

	Arizona Health Facilities Authority (Scottsdale Lincoln Hospitals)
1,360,000	5.000%, 12/01/26	A2/NR/A+	1,428,095

	Maricopa Co. Industrial Development Authority (Banner Health)
1,600,000	5.000%, 01/01/38	NR/AA-/AA-	1,687,968
5,000,000	4.000%, 01/01/48	NR/AA-/AA-	4,694,800

	Maricopa Co. Industrial Development Authority (HonorHealth)
2,250,000	4.125%, 09/01/38	A2/NR/A+	2,243,183
250,000	4.125%, 09/01/42	A2/NR/A+	245,515

	Phoenix Industrial Development Authority (Mayo Clinic) VRDO***
2,000,000	0.610%, 11/15/52	Aa2/AA/NR	2,000,000

	Pima Co. Industrial Development Authority (Tucson Medical Center)
$ 1,150,000	5.000%, 04/01/33	NR/A/NR	$ 1,257,019
880,000	4.000%, 04/01/37	NR/A/NR	861,098
250,000	3.000%, 04/01/51	NR/A/NR	179,210

	Yavapai Co. Industrial Development Authority (Yavapai Regional Medical Center)
1,000,000	5.250%, 08/01/33	A2/NR/A+	1,033,560
675,000	5.000%, 08/01/34	A2/NR/A+	702,412

	Yuma Industrial Development Authority (Yuma Regional Medical Center)
1,635,000	5.000%, 08/01/23	NR/A/NR	1,690,345
200,000	5.000%, 08/01/32	NR/A/NR	205,642

	Total Healthcare		18,228,847

	Higher Education (6.6%)

	Arizona Board of Regents (Arizona State University System)
565,000	4.000%, 07/01/49	Aa2/AA/NR	553,802

	Arizona Board of Regents (Arizona State University System) Green Bonds
1,500,000	5.000%, 07/01/36	Aa2/AA/NR	1,702,725

	Arizona Board of Regents (Arizona State University System) VRDO***
2,250,000	0.900%, 07/01/34	Aa2/AA/NR	2,250,000

	Arizona Board of Regents (Northern Arizona University) Speed Stimulus Plan for Economic & Educational Development
2,090,000	5.000%, 08/01/29 AGMC Insured	A1/AA/NR	2,345,398

	Arizona Board of Regents (University of Arizona System) Speed Stimulus Plan for Economic & Educational Development
1,000,000	3.125%, 08/01/39	Aa3/A+/NR	872,510

	Arizona Board of Regents (University of Arizona System)
400,000	5.000%, 06/01/29	Aa2/AA-/NR	418,800
105,000	4.000%, 06/01/38	Aa2/AA-/NR	106,487

	Arizona Industrial Development Authority (North Carolina Central University Student Housing)
250,000	4.000%, 06/01/34 BAMAC Insured	Baa3/AA/NR	255,055
700,000	4.000%, 06/01/39 BAMAC Insured	Baa3/AA/NR	702,989

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing)
200,000	5.000%, 07/01/26	Baa3/NR/NR	208,730
400,000	5.000%, 07/01/33	Baa3/NR/NR	410,184
1,250,000	5.000%, 07/01/42	Baa3/NR/NR	1,264,813

	Phoenix Industrial Development Authority (Downtown Phoenix Student Housing II)
$ 100,000	5.000%, 07/01/26	Baa3/NR/NR	$ 103,989
250,000	5.000%, 07/01/27	Baa3/NR/NR	261,320
150,000	5.000%, 07/01/28	Baa3/NR/NR	156,699
200,000	5.000%, 07/01/30	Baa3/NR/NR	207,396
300,000	5.000%, 07/01/32	Baa3/NR/NR	307,101

	Phoenix Industrial Development Authority (Eastern Kentucky University Project)
500,000	5.000%, 10/01/36	A3/BBB+/NR	523,425

	Pima Co. Community College District
1,075,000	5.000%, 07/01/36	Aa3/NR/AA-	1,186,263
750,000	4.000%, 07/01/37	Aa3/NR/AA-	769,020
500,000	4.000%, 07/01/38	Aa3/NR/AA-	506,365

	Total Higher Education		15,113,071

	Housing (1.7%)

	Arizona Industrial Development Authority Green Bond MTEB (Chandler Village Apartments Project)
4,856,245	2.120%, 07/01/37 FNMA Insured Series 2020	Aaa/NR/NR	3,890,192

	Lease (2.7%)

	Arizona Board of Regents (Northern Arizona University) COP
600,000	5.000%, 09/01/27	A2/A/NR	602,142

	Nogales Municipal Development Authority, Inc.
845,000	4.000%, 06/01/36	NR/AA-/NR	872,108
615,000	5.000%, 06/01/28 AGMC Insured	NR/AA/NR	666,322
810,000	4.000%, 06/01/33 AGMC Insured	NR/AA/NR	847,276
2,000,000	4.000%, 06/01/39 AGMC Insured	NR/AA/NR	2,025,460

	Prescott Municipal Property Corp.
500,000	5.000%, 07/01/34	Aa3/AA+/NR	526,050

	State of Arizona COP
500,000	5.000%, 09/01/27	Aa2/AA-/NR	540,735

	Total Lease		6,080,093

	Pollution Control (0.6%)

	Maricopa Co. Pollution Control (El Paso Electric Co.)
375,000	3.600%, 02/01/40	Baa2/NR/BBB+	333,086
250,000	3.600%, 04/01/40	Baa2/NR/BBB+	221,878

	Maricopa Co. Pollution Control (Southern California Edison Co.)
1,000,000	2.400%, 06/01/35	A3/A-/BBB+	777,980

	Total Pollution Control		1,332,944

	Resource Recovery (2.8%)

	Chandler Industrial Development Authority (Intel Corporation Project)
$ 4,250,000	2.700%, 12/01/37 AMT (Mandatory Put Date 8/14/23)	A1/A+/NR	$ 4,275,925

	Maricopa Co. Industrial Development Authority, (Waste Management Inc. Project)
1,500,000	3.375%, 12/01/31 AMT (Mandatory Put Date 6/03/24)	NR/A-/NR	1,501,350

	Yavapai Co. Industrial Development Authority, (Waste Management Inc. Project)
520,000	2.200%, 03/01/28 AMT (Mandatory Put Date 06/03/24)	NR/A-/NR	508,165

	Total Resource Recovery		6,285,440

	Sales Tax (2.9%)

	Arizona Sports & Tourism Authority (Multipurpose Stadium Facility Project)
6,000,000	5.000%, 07/01/30 BAMAC Insured	A1/AA/A	6,708,600

	Senior Living Facilities (1.1%)

	Arizona Industrial Development Authority, Second Tier (Great Lakes Senior Living Communities)
620,000	5.000%, 01/01/28	NR/CCC+/NR	529,523
555,000	5.000%, 01/01/29	NR/CCC+/NR	462,792
1,205,000	5.000%, 01/01/30	NR/CCC+/NR	982,364
655,000	4.000%, 01/01/33	NR/CCC+/NR	457,721

	Total Senior Living Facilities		2,432,400

	Transportation (0.2%)

	Pima Co. Regional Transportation Authority Excise Tax
500,000	5.000%, 06/01/26	NR/AA+/AA+	514,580

	Utility (5.0%)

	Greater Arizona Development Authority Revenue
500,000	5.000%, 08/01/28 AGMC Insured	A1/AA/NR	521,715

	Mesa Utility System
1,500,000	4.000%, 07/01/32	Aa2/AA-/NR	1,544,625
4,310,000	4.000%, 07/01/35	Aa2/AA-/NR	4,352,669

	Salt Verde Finance Corp. Gas Revenue
3,000,000	5.250%, 12/01/28	A3/BBB+/NR	3,277,950

	Surprise Utility System Senior Lien Obligations
470,000	5.000%, 07/01/33	NR/AA+/NR	524,323

	Yuma Utility System
1,000,000	4.000%, 07/01/34 BAMAC Insured	NR/AA/AA-	1,037,630

	Total Utility		11,258,912

	Water/Sewer (4.0%)

	Gilbert Water Resource Municipal Property Corp.
$ 1,190,000	4.000%, 07/01/34	NR/AAA/AAA	$ 1,232,685

	Glendale Water & Sewer Revenue Refunding Senior Lien
6,120,000	3.000%, 07/01/24	A1/AA/NR	6,228,446

	Phoenix Civic Improvement Corp. Wastewater Revenue
1,500,000	5.500%, 07/01/24 NPFG/FGIC Insured	Aa2/AAA/NR	1,602,645

	Total Water/Sewer		9,063,776

	Total Revenue Bonds		122,110,472

	Pre-Refunded Bonds (4.6%)††

	Pre-Refunded General Obligation Bonds (0.9%)

	City (0.1%)

	Glendale, Arizona
200,000	5.000%, 07/01/33	NR/AA/AAA	228,372

	School District (0.4%)

	Maricopa Co. Elementary School District No. 28 (Kyrene Elementary)
250,000	5.500%, 07/01/30	Aaa/AA/NR	259,400

	Tempe High School District No. 213
650,000	4.000%, 07/01/32	Aaa/AA/NR	664,788

	Total School District		924,188

	Special District (0.4%)

	Estrella Mountain Ranch Community Facilities District
845,000	5.000%, 07/15/32 AGMC Insured	NR/AA/NR	948,605

	Goodyear Community Facilities Utilities District No. 1
40,000	4.000%, 07/15/32	NR/NR/NR*	42,556

	Total Special District		991,161

	Total Pre-Refunded General Obligation Bonds		2,143,721

	Pre-Refunded Revenue Bonds (3.7%)

	Excise Tax (0.7%)

	Scottsdale Municipal Property Corp.
1,500,000	5.000%, 07/01/34	Aa1/AAA/AA+	1,625,415

	Healthcare (2.3%)

	Arizona Health Facilities Authority (Banner Health)
$ 2,000,000	5.000%, 01/01/44	NR/AA-/AA-	$ 2,091,860

	Maricopa Co. Hospital Revenue (Sun Health)
705,000	5.000%, 04/01/25	NR/NR/NR*	733,715
2,125,000	5.000%, 04/01/35	NR/NR/NR*	2,237,604

	Total Healthcare		5,063,179

	Higher Education (0.7%)

	Arizona Board of Regents (Arizona State University System)
115,000	5.000%, 07/01/32	Aa2/AA/NR	115,000

	Northern Arizona University Speed Stimulus Plan for Economic & Educational Development
1,445,000	5.000%, 08/01/38	A2/A/NR	1,495,011

	Total Higher Education		1,610,011

	Total Pre-Refunded Revenue Bonds		8,298,605

	Total Pre-Refunded Bonds		10,442,326

	Total Municipal Bonds (cost $230,478,724)		222,480,755

Shares	Short-Term Investment (0.5%)
1,101,878	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.32%** (cost $1,101,878)	Aaa-mf/AAAm/NR	1,101,878

	Total Investments (cost $231,580,602-note b)	98.4%	223,582,633
	Other assets less liabilities	1.6	3,704,691
	Net Assets	100.0%	$ 227,287,324

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	8.6%
Pre-refunded bonds††	4.7
Aa of Moody's or AA of S&P or Fitch	67.4
A of Moody's or S&P or Fitch	15.6
Baa of Moody's or BBB of S&P or Fitch	2.3
CCC of S&P	1.1
Not Rated*	0.3
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
BAMAC - Build America Mutual Assurance Co.
BHAC - Berkshire Hathaway Assurance Corp.
COP- Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
MTEB- Multifamily Tax-Exempt Mortgage-Backed Bonds
NPFG - National Public Finance Guarantee
NR - Not Rated
VRDO - Variable Rate Demand Obligation

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

***	Variable rate demand obligations (VRDOs) are payable upon demand within the same day for securities with daily liquidity or seven days for securities with weekly liquidity.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA TAX-FREE TRUST OF ARIZONA

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $231,580,602 amounted to $7,997,969, which consisted of aggregate gross unrealized appreciation of $2,911,578 and aggregate gross unrealized depreciation of $10,909,547.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2022:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$1,101,878
Level 2 – Other Significant Observable Inputs- Municipal Bonds	222,480,755
Level 3 – Significant Unobservable Inputs	–
Total	$223,582,633
+ See schedule of investments for a detailed listing of securities.